Borrowing - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Federal home loan bank additional borrowings capacity	$ 52,900,000	$ 30,100,000
Loans Pledged as Collateral	115,200,000	110,700,000
Cash management lines of credit, additional borrowings	15,000,000	15,000,000
Securities Sold under Agreements to Repurchase	5,746,000	10,681,000
Security owned and pledged as collateral, fair value	$ 8,300,000	$ 9,200,000
Federal Home Loan one
Short-term Debt [Line Items]
Federal home loan bank, advances, branch of FHLB bank, interest rate, range from	3.80%
Federal home loan bank, advances, branch of FHLB bank, interest rate, range to	6.65%
Federal home loan bank, advances, branch of FHLB bank, weighted average interest rate	3.83%
Federal Home Loan two
Short-term Debt [Line Items]
Federal home loan bank, advances, branch of FHLB bank, interest rate, range from		3.08%
Federal home loan bank, advances, branch of FHLB bank, interest rate, range to		6.65%
Federal home loan bank, advances, branch of FHLB bank, weighted average interest rate		4.95%